BORROWINGS (Short-term) (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Short-term bank borrowings	¥ 6,916,827,666	¥ 6,046,574,490
Long-term bank borrowings-current portion	186,571,525	157,865,822
Short-term bank borrowings	¥ 7,103,399,191	¥ 6,204,440,312